Shareholder Report, Holdings (Details)	Aug. 31, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.26%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.56%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.84%)
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.45%
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.11%
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
T-REX 2X LONG NFLX DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG NFLX DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.88%
T-REX 2X LONG NFLX DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
T-REX 2X LONG NFLX DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)